Non-Current Assets – Intangibles (Tables)	12 Months Ended
Jun. 30, 2025
Statements [Line Items]
Disclosure of Non-Current Assets - Intangibles

	Intellectual Property Assets	Goodwill	Total
At June 30, 2023	A$	A$	A$
Cost or fair value	25,816,589	109,962	25,926,551
Accumulated amortization	(16,436,329)	—	(16,436,329)

Net Book amount	9,380,260	109,962	9,490,222

Fiscal Year ended June 30, 2024
Opening net book amount	9,380,260	109,962	9,490,222
Exchange differences	(187,873)	—	(187,873)
Additions	903,154	—	903,154
Amortization charge	(1,964,566)	—	(1,964,566)

Closing net book amount	8,130,975	109,962	8,240,937

At June 30, 2024
Cost or fair value	26,094,543	109,962	26,204,505
Accumulated amortization	(17,963,568)	—	(17,963,568)

Net book amount	8,130,975	109,962	8,240,937

Fiscal Year ended June 30, 2025
Opening net book amount	8,130,975	109,962	8,240,937
Exchange differences	820,519	—	820,519
Additions	225,414	—	225,414
Amortization charge	(2,086,441)	—	(2,086,441)

Closing net book amount	7,090,467	109,962	7,200,429

At June 30, 2025
Cost or fair value	29,416,552	109,962	29,526,514
Accumulated amortization	(22,326,085)	—	(22,326,085)

Net book amount	7,090,467	109,962	7,200,429